Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Share Capital [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2022		$ 14,337,739	$ 4,513,194	$ (127,413)	$ (8,260,415)	$ 10,463,105
Balance, shares at Sep. 30, 2022	[1]	483,150
Exercise of warrants		$ 781,953				781,953
Exercise of warrants, shares	[1]	68,353
Share issuance costs		$ (172,542)	35,919			(136,623)
Deemed dividend arising from warrant modification			543,234			543,234
Warrant modification			(543,234)			(543,234)
Share-based payments			318			318
Net loss					(3,939,961)	(3,939,961)
Balance at Sep. 30, 2023		$ 14,947,150	4,549,431	(127,413)	(12,200,376)	7,168,792
Balance, shares at Sep. 30, 2023	[1]	551,503
Net loss					(3,989,276)	(3,989,276)
Warrants issued in private placement			431,666			431,666
Warrants issued for debt amendment			494,219			494,219
Balance at Sep. 30, 2024		$ 14,947,150	$ 5,475,316	$ (127,413)	$ (16,189,652)	$ 4,105,401
Balance, shares at Sep. 30, 2024	[1]	551,503

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.